1.	A.  Registrants Name:	Minnesota Tax Exempt Trust
   B.  File Number:		811-2663
   C.  Telephone Number:	612-371-7707

2.	A.  Street:		60 South 6th Street
   B.  City:		Minneapolis	C.  MN		D.  55402

3.  Is this the first filing on this form by Registrant? (Y/N)	N

4.  Is this the last filing on this form by Registrant? (Y/N)	N

5.  Is Registrant a small business investment company (SBIC)? N

6.  Is Registrant a unit investment trust (UIT)? Y
   	[If yes, complete only items 111 through 132]

111.  A. ___  Depositor Name:		Minnesota Tax Exempt Trust
      B. ___  File Number:		811-2663
      C. ___  City

112.  A.	___  Sponsor Name	Dain Bosworth Inc (Currently Dain Rauscher Inc.)
      B. ___  File Number:
      C. ___  City:	Minneapolis Minnesota, 55402

113.  A.	___  Trustee Name:	Bank of NY
      B. ___  City Name:	New York, New York, 10009

114.  A.	___  Principal Underwriter Name:	Dain Bosworth Inc. (currently Dain
              Rauscher)
      B. ___  File Number:	N/A

115.  A.	___  Independent Public Accountant Name:
      B. ___  City:

116.  Family of investment companies information:

      A. ___  Is Registrant part of a family of investment companies? (Y/N)		N

117.  A.	___ Is Registrant a separate account of an insurance company		N

118.  ___  State the number of series existing at the end of the period that
           had securities registered under the Securities Act of 1933.	12

119.  ___  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
           period:	0

120.  ___  State the total value of the portfolio securities on the date of
           deposit for the new series included in item 119 ($000's omitted)	0

121.  ___  State the number of series for which a current prospectus was in
           existence at the end of the period. 	0

122.  ___  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
           period.	0

123.  ___  State the total value of the additional units considered in answering
           item 122 ($000's omitted)	0

124.  ___  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
           in the subsequent series) ($000's omitted)	0

125.  ___  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
           principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
           ($000's omitted)  	0

126.  ___  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
           Registrants units.		0

127.  ___  List opposite the appropriate descriptions below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

<CAPTION)
                            	Number of     Total Assets      Total Income
                              Series	         ($000's         Distribution
                             Investing        omitted)     ($000's omitted)
                             ---------     ------------    ----------------
C.  Tax-frees		                  12	         	 8,035	          				540


128. ___ Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant,s series at the end of the current period insured or guaranteed by an entity other
          than the issuer? (Y/N) 	N
         	[If no, go to item 131]

131.	___  Total expenses incurred by all series of Registrant during the current reporting period (000's omitted)  60

This report is signed on behalf of the registrant (or depositor or trustee),

City of:  Minneapolis     State of:  Minnesota     Date:  March 2, 1998

Name of Registrant, Depositor, or Trustee:  Minnesota Tax Exempt Trust

By:  Michael A. Dorsey             Witness:  Greg Ewing
     ----------------------                  ------------------
     Michael A. Dorsey                       Greg Ewing